Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,329,541)	$ (892,824)	$ (1,942,580)	$ (3,037,466)
Reconciliation of net loss to net cash used in operating activities
Common stock issued for commitment fee			80,000	0
Amortization of debt discount and deferred financing costs	86,794	63,296	93,986	770,134
Non-cash lease expense	37,352	0	0
Depreciation and amortization	41,257	4,767	18,252	299
Stock-based compensation	0	138,600
Change in fair value of derivative liability and derivative expense	(10,109)	(243,653)	(234,654)	1,269,266
Common stock issued for services			268,099	165,000
Imputed interest on related party loans	3,305	0	6,165	0
Loss on settlement	196,159	0
Foreign currency (gain) loss	0	134,869	76,737	0
Changes in operating assets and liabilities:
Accounts receivable, net			2,260	(2,503)
Inventory	0	(278,021)	(273,274)	(204,533)
Deferred cost	(12,326)	0	0	350,000
Prepaid expenses and other current assets	14,306	78,183	90,524	(435,150)
Accounts payable, accrued expenses and deferred taxes	144,788	7,455	92,924	218,096
Due to related party	0	(68,673)	(97,341)	(28,929)
Operating lease liabilities, current and non-current	(37,352)	0
Deferred revenue			0	(550,000)
Due to officers	156,393	31,743	199,986	0
Accrued management fees and due to officers			0	(70,482)
CASH USED IN OPERATING ACTIVITIES	(708,974)	(1,024,258)	(1,618,916)	(1,556,268)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(38,730)	(79,289)	(196,018)	(4,299)
NET CASH USED IN INVESTING ACTIVITIES	(38,730)	(79,289)	(196,018)	(4,299)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on convertible loans payable			178,000	369,500
Repayments of convertible loans payable	0	(150,000)	(150,000)	(95,500)
Proceeds from sale of stock	569,700	315,000	1,252,001	718,113
Proceeds from subscriptions	168,800	450,000
Payments of finance lease liabilities	(11,562)	0
Costs associated with equity line of credit	0	(24,000)
Proceeds from common stock subscriptions			0	1,170,095
CASH PROVIDED BY FINANCING ACTIVITIES	726,938	591,000	1,280,001	2,162,208
Effect of exchange rate changes on cash	13,650	(19,370)	(13,849)	(24,020)
Net change in cash	(7,116)	(531,917)	(548,782)	577,621
Cash, beginning of period	40,886	589,668	589,668	12,047
Cash, end of period	33,770	57,751	40,886	589,668
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	5,788	67,940	67,940	28,864
Cash paid for taxes	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued for interest and fees	5,542	3,222	3,222	15,355
Reclassification of common stock subscriptions to common stock	310,700	747,650	1,170,095	1,504,000
Common shares issued for conversion of loans payable	93,000	50,000	50,000	270,000
Derivative liability discount			175,026	746,672
Derivative settled upon conversion of debt	113,806	110,507	110,507	1,972,419
Reclassification of liability to equity for subscriptions	0	377,350
Reclassification of equity to liability for derivatives			377,350	0
Right of use asset exchanged for lease liability			0	79,214
Additions of finance lease obligations	$ 103,729	$ 0	$ 64,417	$ 0